Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 2,624
Balance at end of period	2,108	$ 2,624
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,490
Balance at end of period	1,216	1,490
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	885
Balance at end of period	645	885
Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	249
Balance at end of period	247	249
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	5,179	4,287
Additions (depreciation)	635	1,081
Dispositions	0	0
Effects of foreign exchange	105	(189)
Balance at end of period	5,919	5,179
Costs | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	2,983	2,098
Additions (depreciation)	545	981
Dispositions	0	0
Effects of foreign exchange	70	(96)
Balance at end of period	3,598	2,983
Costs | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,864	1,830
Additions (depreciation)	90	100
Dispositions	0	0
Effects of foreign exchange	19	(66)
Balance at end of period	1,973	1,864
Costs | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	332	359
Additions (depreciation)	0	0
Dispositions	0	0
Effects of foreign exchange	16	(27)
Balance at end of period	348	332
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(2,555)	(1,642)
Additions (depreciation)	(1,170)	(994)
Effects of foreign exchange	(86)	81
Balance at end of period	(3,811)	(2,555)
Accumulated depreciation | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(1,493)	(854)
Additions (depreciation)	(836)	(684)
Effects of foreign exchange	(53)	45
Balance at end of period	(2,382)	(1,493)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(979)	(707)
Additions (depreciation)	(323)	(298)
Effects of foreign exchange	(26)	26
Balance at end of period	(1,328)	(979)
Accumulated depreciation | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(83)	(81)
Additions (depreciation)	(11)	(12)
Effects of foreign exchange	(7)	10
Balance at end of period	$ (101)	$ (83)